Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureRelatedartyTransactionsLineItems [Line Items]
Compensation of employees	$ 21,642,000	$ 20,700,000	$ 529
Bottom of range [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Compensation of employees	678,000	614,000
Weighted Average [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Compensation of employees	3,775,000	3,617,000
Top of range [member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Compensation of employees	$ 19,220,000	$ 18,799,000